CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 120,694,716	$ 129,511,530
Held-to-maturity securities	17,465,340	17,299,116
Trading securities		7,754,630
Loans to third party		22,187,307
Accounts receivables, net of allowance of $222,007 and $5,626 as of December 31, 2011 and 2012	23,699,745	19,902,975
Prepaid expenses and other current assets	4,717,674	4,146,025
Total current assets	166,577,475	200,801,583
Rental deposits	747,491	511,152
Property and equipment, net	3,065,486	3,620,279
Long-term investments	3,999,999
Goodwill	87,551,023	72,967,109
Acquired intangible assets, net	75,069,314	2,347,891
Restricted cash	35,773,340
Total assets	372,784,128	280,248,014
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of $15,343,859 and $42,326,895 as of December 31, 2011 and 2012, respectively)	42,612,324	15,347,033
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $7,852,121 and $9,435,188 as of December 31, 2011 and 2012, respectively)	18,276,365	9,489,794
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of $2,796,228 and $3,585,350 as of December 31, 2011 and 2012, respectively)	3,784,866	4,043,619
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of $nil and $nil as of December 31, 2011 and 2012, respectively)	6,556,007	3,645,583
Total current liabilities	71,229,562	32,526,029
Commitments and contingencies (Note 27)
Convertible senior note, net of discount due to beneficial conversion feature		1,272,619
Non-current deferred tax liability (including non-current deferred tax liability of the consolidated VIEs without recourse to the Company of $271,622 and $10,498 as of December 31, 2011 and 2012, respectively)	10,498	271,622
Long-term liabilities (including long-term liabilities of the consolidated VIEs without recourse to the Company of $nil and $18,660,000 as of December 31, 2011 and 2012, respectively)	18,660,000
Total liabilities	89,900,060	34,070,270
Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,661,939,143 and 1,678,097,663 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	832	829
Additional paid-in capital	126,786,049	131,140,682
Warrants	15,566,332	677,332
Accumulated other comprehensive income	46,618,263	46,186,277
Statutory reserve	10,572,330	10,341,491
Retained earnings	83,340,262	57,831,133
Total shareholders' equity	282,884,068	246,177,744
Total liabilities and shareholders' equity	$ 372,784,128	$ 280,248,014